Right of use assets and liabilities - Trafigura transaction (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 26, 2019 USD ($) $ / shares shares	Jan. 31, 2020	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Sep. 30, 2019 USD ($)
Trafigura transaction
Shares issued as consideration for the Trafigura Transaction				$ 132,614
Number of vessels under construction			0
Number of vessels | vessel			19	19
Trafigura transaction [Member]
Trafigura transaction
Other initial direct cost	$ 2,500
Number of vessels under construction	4
Consideration paid (received)	$ 803,000
Number of vessels delivered | vessel			4
Monthly installments	200
Prepayments	$ 18,000
Vessels are required to maintain a fair value, as determined by the average value of semi-annual appraisals from two approved third party brokers	111.00%
Unscheduled payments to maintain covenants			$ 900
Trafigura transaction [Member] | From the latter of the date of the Trafigura Transaction or the delivery date of the respective vessel
Trafigura transaction
Number of vessels | vessel			8
Modified agreement period			8 years
London Interbank Offered Rate LIBOR plus margin [Member] | Trafigura transaction [Member]
Trafigura transaction
Adjustment to interest rate basis	3.50%
Vessels delivered [Member] | Trafigura transaction [Member]
Trafigura transaction
Number of vessels under construction	4
Delivered vessels	15
Vessel delivered | Trafigura transaction [Member]
Trafigura transaction
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Shares issued as consideration for the Trafigura Transaction	$ 115,500
Delivered vessels	15
Obligations under the Agreements	$ 531,500
Number of shares issued | shares	3,981,619
Number of vessels delivered		3
MR [Member]
Trafigura transaction
Other initial direct cost			$ 3,000
MR [Member] | Trafigura transaction [Member]
Trafigura transaction
Prepayments	$ 800
Exercise of the purchase options at expiration			138,800
MR [Member] | Vessel delivered | Trafigura transaction [Member]
Trafigura transaction
Number of vessels	11
LR2 [Member] | Trafigura transaction [Member]
Trafigura transaction
Prepayments	$ 1,500
LR2 [Member] | Vessel delivered | Trafigura transaction [Member]
Trafigura transaction
Number of vessels	4
Vessel under construction [Member] | Trafigura transaction [Member]
Trafigura transaction
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Shares issued as consideration for the Trafigura Transaction	$ 17,100
Other initial direct cost			600
Number of vessels under construction	4
Obligations under the Agreements	$ 138,800				$ 138,800
Number of shares issued | shares	591,254
Vessel under construction [Member] | MR [Member] | Trafigura transaction [Member]
Trafigura transaction
Equity consideration	$ 17,100
Asset acquisition [Member] | Trafigura transaction [Member]
Trafigura transaction
Minimum finance lease payments payable, at present value			$ 531,500		$ 531,500
Leasehold interest [Member] | Trafigura transaction [Member]
Trafigura transaction
Number of vessels	19